STOCKHOLDERS EQUITY (DEFICIT) (Tables) - 10K	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Fair Value Measurement Inputs and Valuation Techniques
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following assumptions:

December 31, 2023
Volatility	171.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	4.12%
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	March 31, 2024	December 31, 2023
Volatility	211.9%	171.0%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.50%	4.12%
The Black-Scholes option-pricing model was used to estimate the fair value of the Series B-1 Common and Series B-2 Common Warrants with the following weighted-average assumptions:

Volatility	156.3%
Expected term in years	1.63
Dividend rate	0.0%
Risk-free interest rate	4.65%

Schedule of Warrants Outstanding to Purchase Common Stock
As of December 31, 2023, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
8,950	$1,117.48	December 2025
42	$27,300.00	February 2026
271	$2,561.65	May 2027
13	$0.01	July 2027
26	$5,586.49	April 2028
13,947	$1,229.41	December 2028
As of March 31, 2024, the Company had the following warrants outstanding to purchase Common Stock.

Number of Shares	Exercise Price per Share	Expiration Date
188,385	$0.0013	Do not expire
384,615	$14.30	August 2025
8,950	$1,117.48	December 2025
42	$27,300.00	February 2026
271	$2,561.65	May 2027
13	$0.01	July 2027
26	$5,586.49	April 2028
13,947	$0.0001	December 2028
384,615	$14.30	February 2029